Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

April 20, 2021

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Delaware Group Income Funds (the “Registrant”)
File Nos. 811-02071; 002-37707

Dear Ms. Hahn:

On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 117 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purpose of adding a new R6 class of shares to the Registrant’s Delaware Floating Rate Fund (the “Fund”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating financial and certain other information.

The prospectus dated November 27, 2020 for the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, series of the Registrant, is incorporated by reference to Post-Effective Amendment No. 111 filed on November 27, 2020. The prospectus dated November 27, 2020, as amended and restated April 19, 2021, for the Delaware High-Yield Opportunities Fund, series of the Registrant, is incorporated by reference to Post-Effective Amendment No. 116 filed on April 12, 2021.

If you have any questions or comments regarding this filing, please call me at (215) 564-8071 or Jonathan M. Kopcsik at (215) 564-8099.

Very truly yours,

/s/ Taylor Brody
Taylor Brody

cc:	Anthony G. Ciavarelli
Macquarie Investment Management
Jonathan M. Kopcsik
Bruce G. Leto